One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

September 11, 2018
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333‑41180, 333‑52114, 333‑120399 and 333‑138540
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual and semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual and semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	August 17, 2018
AIM Growth Series (Invesco Growth Series)	0000202032	September 7, 2018
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 23, 2018
The Alger Portfolios	0000832566	August 30, 2018
ALPS Variable Investment Trust	0001382990	September 4, 2018
American Century Variable Portfolios, Inc.	0000814680	August 23, 2018
American Century Variable Portfolios II, Inc.	0001124155	August 23, 2018
American Funds Insurance Series	0000729528	August 31, 2018
BlackRock Variable Series Funds, Inc.	0000355916	August 28, 2018
Deutsche DWS Variable Series I	0000764797	August 21, 2018
Deutsche DWS Variable Series II	0000810573	August 21, 2018

Securities and Exchange Commission
September 11, 2018
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Dreyfus Appreciation Fund, Inc.	0000318478	August 29, 2018
Dreyfus Investment Portfolios	0001056707	August 9, 2018
Dreyfus Stock Index Fund, Inc.	0000846800	August 9, 2018
Dreyfus Variable Investment Fund	0000813383	August 10, 2018
Eaton Vance Variable Trust	0001121746	August 27, 2018
Federated Insurance Series	0000912577	August 27, 2018
Fidelity Contrafund	0000024238	August 23, 2018
Franklin Templeton Variable Insurance Products Trust	0000837274	September 5, 2018
Goldman Sachs Variable Insurance Trust	0001046292	August 22, 2018
Guggenheim Variable Funds Trust	0000217087	September 7, 2018
Ivy Variable Insurance Portfolios	0000810016	September 7, 2018
Janus Aspen Series	0000906185	August 30, 2018
Janus Investment Fund	0000277751	August 30, 2018
JPMorgan Insurance Trust	0000909221	August 24, 2018
Legg Mason Partners Variable Equity Trust	0001176343	August 24, 2018
Legg Mason Partners Variable Income Trust	0000874835	August 24, 2018
Lord Abbett Series Fund, Inc.	0000855396	August 20, 2018
MFS® Variable Insurance Trust	0000918571	August 20, 2018
MFS® Variable Insurance Trust II	0000719269	August 24, 2018
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	August 31, 2018
Neuberger Berman Advisers Management Trust	0000736913	August 22, 2018
Northern Lights Fund Trust II	0001518042	September 7, 2018
Northern Lights Variable Trust	0001352621	September 5, 2018 September 10, 2018
Oppenheimer Variable Account Funds	0000752737	August 24, 2018
PIMCO Variable Insurance Trust	0001047304	August 28, 2018
Pioneer Variable Contracts Trust	0000930709	August 29, 2018
Putnam Variable Trust	0000822671	August 28, 2018
Royce Capital Fund	0001006387	August 28, 2018

Securities and Exchange Commission
September 11, 2018
Page three

Underlying Management Investment Company	CIK Number	Date(s) Filed
Royce Fund	0000709364	August 28, 2018
Rydex Series Funds	0000899148	September 7, 2018
Rydex Variable Trust	0001064046	September 7, 2018
SEI Insurance Products Trust	0001580641	August 27, 2018
T. Rowe Price Capital Appreciation Fund	0000793347	August 22, 2018
T. Rowe Price Equity Series, Inc.	0000918294	August 22, 2018
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 22, 2018
T. Rowe Price Growth Stock Fund, Inc.	0000080257	August 22, 2018
Third Avenue Variable Series Trust	0001089107	August 15, 2018
Two Roads Shared Trust	0001552947	September 10, 2018
Van Eck VIP Trust	0000811976	September 7, 2018
Vanguard Variable Insurance Funds	0000857490	August 30, 2018
Variable Insurance Products Fund	0000356494	August 21, 2018
Variable Insurance Products Fund II	0000831016	August 21, 2018
Variable Insurance Products Fund III	0000927384	August 21, 2018
Variable Insurance Products Fund IV	0000720318	August 23, 2018
Variable Insurance Products Fund V	0000823535	August 23, 2018
Victory Portfolios	0000802716	August 31, 2018
Virtus Asset Trust	0001018593	September 7, 2018
Virtus Variable Insurance Trust	0000792359	September 7, 2018
Voya Investors Trust	0000837276	September 7, 2018
Voya Variable Products Trust	0000916403	September 7, 2018
Wells Fargo Variable Trust	0001081402	August 28, 2018

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company